Derivative financial instruments - Change in fair value of the derivative instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative financial instruments
Change in fair value of the derivative instruments	$ (161,577)	$ 3,938	$ 139,637
Foreign exchange swaps/nondeliverable forwards
Derivative financial instruments
Change in fair value of the derivative instruments	(1,599)	(3,897)	29,151
Interest rate caps
Derivative financial instruments
Change in fair value of the derivative instruments	(89)
Embedded options within listed bonds
Derivative financial instruments
Change in fair value of the derivative instruments	$ (159,889)	604	110,655
Embedded options within revenue contracts
Derivative financial instruments
Change in fair value of the derivative instruments		$ 7,231	$ (169)